Fair Value of Financial Instruments and Risk Management - Risk Management - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Provision for bad debts	$ 29	$ 35	$ 61
Minimum [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, period	60 days	60 days
Customer Concentration Risk [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Accounts receivable	$ 0	$ 0
Variable Interest Rate [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Impact on net income	$ 0	$ 0
Aged More Than 60 Days [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, percentage	5.00%	6.00%